Related party transactions - Key management personnel compensation (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Related party transactions
Consulting fees				$ 91,591
Salary	$ 2,350,134	$ 313,545	$ 3,095,936	756,628
Directors fees	103,777	65,107	262,641	247,846
Stock-based compensation	559,734	1,133,580	2,442,098	3,959,926
Key management personnel compensation	$ 3,013,645	$ 1,512,232	$ 5,800,675	$ 5,055,991